Schedule of Investments(a)
July 31, 2023
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–39.91%
Aerospace & Defense–0.87%
Huntington Ingalls Industries, Inc., 3.84%, 05/01/2025	$1,602,000	$1,550,035
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	2,699,000	2,719,507
5.60%, 07/31/2053	1,242,000	1,268,564
Lockheed Martin Corp.,
4.95%, 10/15/2025	828,000	826,641
5.10%, 11/15/2027	777,000	788,450
4.45%, 05/15/2028	1,050,000	1,041,262
4.75%, 02/15/2034	1,869,000	1,858,552
5.70%, 11/15/2054	563,000	617,493
5.20%, 02/15/2055	2,415,000	2,464,885
5.90%, 11/15/2063	563,000	632,777
Northrop Grumman Corp., 4.95%, 03/15/2053	662,000	637,488
RTX Corp., 5.15%, 02/27/2033	2,674,000	2,677,210
		17,082,864
Agricultural & Farm Machinery–0.33%
CNH Industrial Capital LLC, 5.45%, 10/14/2025	1,276,000	1,275,463
John Deere Capital Corp.,
4.55%, 10/11/2024	1,165,000	1,157,293
4.70%, 06/10/2030	4,040,000	4,020,719
		6,453,475
Agricultural Products & Services–0.24%
Archer-Daniels-Midland Co., 4.50%, 08/15/2033	1,057,000	1,036,354
Cargill, Inc.,
4.88%, 10/10/2025(b)	1,013,000	1,008,020
4.50%, 06/24/2026(b)	1,682,000	1,661,323
4.75%, 04/24/2033(b)	1,058,000	1,042,683
		4,748,380
Air Freight & Logistics–0.30%
United Parcel Service, Inc.,
4.88%, 03/03/2033	1,875,000	1,895,425
5.05%, 03/03/2053	3,997,000	4,027,406
		5,922,831
Apparel Retail–0.03%
Ross Stores, Inc., 3.38%, 09/15/2024	644,000	626,686
Asset Management & Custody Banks–0.48%
Ameriprise Financial, Inc., 5.15%, 05/15/2033	3,198,000	3,175,826
BlackRock, Inc., 4.75%, 05/25/2033	3,377,000	3,316,189
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	2,121,000	1,796,777
Northern Trust Corp., 6.13%, 11/02/2032	969,000	1,010,422
		9,299,214
Principal Amount		Value
Automobile Manufacturers–0.98%
Daimler Truck Finance North America LLC (Germany), 5.15%, 01/16/2026(b)	$1,064,000	$1,062,895
Hyundai Capital America,
5.50%, 03/30/2026(b)	1,415,000	1,409,536
5.65%, 06/26/2026(b)	2,656,000	2,650,521
5.60%, 03/30/2028(b)	2,425,000	2,418,687
5.80%, 04/01/2030(b)	489,000	491,891
Mercedes-Benz Finance North America LLC (Germany),
5.10%, 08/03/2028(b)	4,019,000	4,015,825
5.05%, 08/03/2033(b)	3,549,000	3,537,430
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(b)	623,000	543,001
PACCAR Financial Corp.,
4.95%, 10/03/2025	1,292,000	1,292,632
4.60%, 01/10/2028	676,000	674,386
Toyota Motor Credit Corp., 4.63%, 01/12/2028	1,150,000	1,146,501
		19,243,305
Automotive Parts & Equipment–0.56%
American Honda Finance Corp.,
4.70%, 01/12/2028	1,974,000	1,959,742
4.60%, 04/17/2030	1,078,000	1,057,228
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)	2,004,000	1,956,733
4.90%, 05/01/2033(b)	3,121,000	3,076,470
5.40%, 05/01/2053(b)	2,900,000	2,908,913
		10,959,086
Automotive Retail–0.25%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	995,000	991,288
AutoZone, Inc.,
5.05%, 07/15/2026	1,761,000	1,756,968
5.20%, 08/01/2033	2,205,000	2,181,806
		4,930,062
Biotechnology–0.73%
AbbVie, Inc., 3.20%, 05/14/2026	1,389,000	1,323,543
Amgen, Inc.,
5.25%, 03/02/2025	2,939,000	2,931,978
5.15%, 03/02/2028	2,270,000	2,271,955
5.25%, 03/02/2030	1,033,000	1,040,116
5.25%, 03/02/2033	2,340,000	2,336,259
5.60%, 03/02/2043	2,044,000	2,034,232
5.65%, 03/02/2053	2,267,000	2,275,457
		14,213,540

See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Cable & Satellite–0.25%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
7.28% (3 mo. USD LIBOR + 1.65%), 02/01/2024(c)	$725,000	$728,791
4.91%, 07/23/2025	1,694,000	1,664,961
Comcast Corp., 5.50%, 11/15/2032	1,526,000	1,583,765
Cox Communications, Inc., 5.70%, 06/15/2033(b)	940,000	944,891
		4,922,408
Cargo Ground Transportation–0.46%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	684,000	681,051
5.70%, 02/01/2028(b)	1,057,000	1,047,219
5.55%, 05/01/2028(b)	2,114,000	2,082,993
6.05%, 08/01/2028(b)	2,385,000	2,393,362
6.20%, 06/15/2030(b)	866,000	875,146
Ryder System, Inc., 4.63%, 06/01/2025	2,000,000	1,958,396
		9,038,167
Construction Machinery & Heavy Transportation Equipment– 0.41%
Daimler Trucks Finance North America LLC (Germany), 5.13%, 01/19/2028(b)	882,000	877,138
Komatsu Finance America, Inc., 5.50%, 10/06/2027(b)	1,367,000	1,390,295
SMBC Aviation Capital Finance DAC (Ireland), 5.70%, 07/25/2033(b)	5,881,000	5,801,773
		8,069,206
Consumer Finance–0.31%
Capital One Financial Corp., 6.31%, 06/08/2029(d)	2,843,000	2,855,119
General Motors Financial Co., Inc.,
6.05%, 10/10/2025	1,970,000	1,986,695
5.40%, 04/06/2026	507,000	504,257
5.00%, 04/09/2027	714,000	701,779
		6,047,850
Consumer Staples Merchandise Retail–0.70%
Dollar General Corp., 5.50%, 11/01/2052	693,000	656,937
Target Corp.,
4.50%, 09/15/2032	1,000,000	974,764
4.40%, 01/15/2033	1,382,000	1,336,414
4.80%, 01/15/2053	1,309,000	1,245,208
Walmart, Inc.,
3.90%, 04/15/2028	1,782,000	1,741,462
4.00%, 04/15/2030	1,440,000	1,404,396
4.10%, 04/15/2033	2,172,000	2,098,780
4.50%, 09/09/2052	744,000	717,881
4.50%, 04/15/2053	3,618,000	3,492,487
		13,668,329
Principal Amount		Value
Data Processing & Outsourced Services–0.45%
Concentrix Corp., 6.85%, 08/02/2033	$9,126,000	$8,828,204
Distillers & Vintners–0.07%
Brown-Forman Corp., 4.75%, 04/15/2033	692,000	693,656
Constellation Brands, Inc., 4.90%, 05/01/2033	585,000	572,027
		1,265,683
Diversified Banks–9.43%
Australia and New Zealand Banking Group Ltd. (Australia), 5.09%, 12/08/2025	1,629,000	1,622,128
Banco Santander S.A. (Spain),
5.59%, 08/08/2028	6,400,000	6,400,000
6.92%, 08/08/2033	3,200,000	3,219,712
Bank of America Corp.,
2.46%, 10/22/2025(d)	2,409,000	2,315,809
4.38%, 04/27/2028(d)	1,050,000	1,011,799
4.95%, 07/22/2028(d)	823,000	810,087
5.20%, 04/25/2029(d)	5,092,000	5,059,692
4.57%, 04/27/2033(d)	966,000	908,527
5.02%, 07/22/2033(d)	1,127,000	1,100,843
5.29%, 04/25/2034(d)	4,888,000	4,852,614
Bank of Montreal (Canada), 5.30%, 06/05/2026	1,675,000	1,676,421
Bank of Nova Scotia (The) (Canada), 8.63%, 10/27/2082(d)	1,771,000	1,842,527
Barclays PLC (United Kingdom), 7.12%, 06/27/2034(d)	3,256,000	3,301,180
BPCE S.A. (France), 5.86% (SOFR + 0.57%), 01/14/2025(b)(c)	1,818,000	1,808,370
Citigroup, Inc.,
7.38%(d)(e)	5,965,000	6,084,300
5.61%, 09/29/2026(d)	2,056,000	2,052,514
3.79%, 03/17/2033(d)	1,015,000	897,466
6.17%, 05/25/2034(d)	5,142,000	5,225,906
Citizens Bank N.A., 6.06%, 10/24/2025(d)	1,931,000	1,870,290
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	2,279,000	2,213,245
Federation des caisses Desjardins du Quebec (Canada), 5.28%, 01/23/2026(b)(d)	4,535,000	4,481,485
Fifth Third Bancorp,
2.38%, 01/28/2025	963,000	913,540
1.71%, 11/01/2027(d)	1,021,000	883,888
6.34%, 07/27/2029(d)	783,000	797,711
4.77%, 07/28/2030(d)	2,334,000	2,197,609
HSBC Holdings PLC (United Kingdom),
5.21%, 08/11/2028(d)	1,361,000	1,334,036
5.40%, 08/11/2033(d)	1,449,000	1,414,979
8.11%, 11/03/2033(d)	1,653,000	1,833,517
6.55%, 06/20/2034(d)	4,431,000	4,432,579
6.33%, 03/09/2044(d)	3,319,000	3,474,460
Huntington National Bank (The), 5.70%, 11/18/2025(d)	4,886,000	4,789,861
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
4.32%, 04/26/2028(d)	$1,005,000	$974,339
4.85%, 07/25/2028(d)	878,000	866,430
5.30%, 07/24/2029(d)	4,272,000	4,283,466
4.59%, 04/26/2033(d)	691,000	659,667
5.72%, 09/14/2033(d)	1,984,000	2,015,335
5.35%, 06/01/2034(d)	7,925,000	7,985,037
KeyBank N.A.,
3.30%, 06/01/2025	1,128,000	1,055,856
4.15%, 08/08/2025	629,000	602,193
5.85%, 11/15/2027	1,311,000	1,286,210
KeyCorp, 3.88%, 05/23/2025(d)	1,474,000	1,388,078
Manufacturers & Traders Trust Co.,
5.40%, 11/21/2025	2,420,000	2,374,089
4.70%, 01/27/2028	1,879,000	1,796,249
Mitsubishi UFJ Financial Group, Inc. (Japan),
4.79%, 07/18/2025(d)	2,763,000	2,732,169
5.02%, 07/20/2028(d)	1,412,000	1,385,691
5.24%, 04/19/2029(d)	1,381,000	1,361,424
5.41%, 04/19/2034(d)	1,424,000	1,417,685
Mizuho Financial Group, Inc. (Japan),
5.78%, 07/06/2029(d)	1,936,000	1,945,764
5.67%, 09/13/2033(d)	1,378,000	1,384,287
5.75%, 07/06/2034(d)	5,111,000	5,140,036
National Securities Clearing Corp.,
5.10%, 11/21/2027(b)	1,800,000	1,808,207
5.00%, 05/30/2028(b)	1,555,000	1,552,447
PNC Financial Services Group, Inc. (The),
5.67%, 10/28/2025(d)	1,315,000	1,308,925
5.58%, 06/12/2029(d)	4,759,000	4,770,690
6.04%, 10/28/2033(d)	1,069,000	1,099,710
5.07%, 01/24/2034(d)	1,600,000	1,544,267
Series O, 9.31%(d)(e)	1,510,000	1,518,393
Royal Bank of Canada (Canada), 5.00%, 02/01/2033	2,078,000	2,042,389
Santander UK Group Holdings PLC (United Kingdom), 6.83%, 11/21/2026(d)	1,477,000	1,497,743
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(d)	1,629,000	1,644,853
2.68%, 06/29/2032(b)(d)	1,468,000	1,167,652
6.30%, 07/06/2034(b)(d)	2,160,000	2,202,222
Sumitomo Mitsui Financial Group, Inc. (Japan),
5.77%, 01/13/2033	4,556,000	4,673,073
6.18%, 07/13/2043	1,370,000	1,426,912
Sumitomo Mitsui Trust Bank Ltd. (Japan), 5.65%, 03/09/2026(b)	1,255,000	1,259,068
Synovus Bank, 5.63%, 02/15/2028	1,924,000	1,796,119
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(d)	1,361,000	1,401,558
Truist Bank, 2.64%, 09/17/2029(d)	1,355,000	1,256,632
Principal Amount		Value
Diversified Banks–(continued)
U.S. Bancorp,
4.55%, 07/22/2028(d)	$876,000	$843,074
5.78%, 06/12/2029(d)	3,659,000	3,674,199
4.97%, 07/22/2033(d)	717,000	662,520
4.84%, 02/01/2034(d)	3,291,000	3,092,129
5.84%, 06/12/2034(d)	3,555,000	3,606,199
2.49%, 11/03/2036(d)	1,330,000	1,001,759
Wells Fargo & Co.,
5.57%, 07/25/2029(d)	2,939,000	2,955,683
5.39%, 04/24/2034(d)	1,582,000	1,570,274
5.56%, 07/25/2034(d)	7,736,000	7,769,461
4.61%, 04/25/2053(d)	834,000	733,568
7.63%(d)(e)	3,078,000	3,172,310
		184,533,136
Diversified Capital Markets–0.17%
UBS Group AG (Switzerland),
4.55%, 04/17/2026	1,142,000	1,107,883
5.71%, 01/12/2027(b)(d)	958,000	956,983
4.75%, 05/12/2028(b)(d)	1,254,000	1,202,679
		3,267,545
Diversified Financial Services–0.40%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.75%, 06/06/2028	3,190,000	3,180,624
Pershing Square Holdings Ltd.,
3.25%, 11/15/2030(b)	1,800,000	1,404,000
3.25%, 10/01/2031(b)	4,300,000	3,258,514
		7,843,138
Diversified Metals & Mining–0.14%
Rio Tinto Finance (USA) PLC (Australia), 5.13%, 03/09/2053	2,642,000	2,653,354
Diversified REITs–0.11%
VICI Properties L.P./VICI Note Co., Inc., 5.63%, 05/01/2024(b)	2,217,000	2,207,345
Education Services–0.05%
Johns Hopkins University (The), Series A, 4.71%, 07/01/2032	917,000	918,405
Electric Utilities–1.82%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	2,489,000	2,350,172
American Electric Power Co., Inc., 5.75%, 11/01/2027	778,000	797,735
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	782,000	786,165
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	1,440,000	1,448,219
Duke Energy Corp.,
5.00%, 12/08/2025	1,685,000	1,673,974
5.00%, 08/15/2052	949,000	863,578
Duke Energy Indiana LLC, 5.40%, 04/01/2053	1,697,000	1,707,749
Electricite de France S.A. (France), 5.70%, 05/23/2028(b)	627,000	631,686
Enel Finance America LLC (Italy), 7.10%, 10/14/2027(b)	814,000	855,586
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)	$1,437,000	$1,468,181
Evergy Metro, Inc., 4.95%, 04/15/2033	868,000	852,642
Exelon Corp., 5.60%, 03/15/2053	1,430,000	1,430,008
Florida Power & Light Co., 4.80%, 05/15/2033	938,000	930,403
Georgia Power Co.,
4.65%, 05/16/2028	2,130,000	2,094,786
4.95%, 05/17/2033	2,640,000	2,603,332
Metropolitan Edison Co., 5.20%, 04/01/2028(b)	480,000	477,420
National Rural Utilities Cooperative Finance Corp., 5.80%, 01/15/2033	548,000	572,502
NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	1,454,000	1,465,168
4.63%, 07/15/2027	1,175,000	1,155,168
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	822,000	839,222
PECO Energy Co., 4.90%, 06/15/2033	1,640,000	1,633,254
Pennsylvania Electric Co., 5.15%, 03/30/2026(b)	195,000	192,562
Public Service Co. of Colorado, 5.25%, 04/01/2053	1,312,000	1,257,850
Public Service Electric and Gas Co., 5.13%, 03/15/2053	823,000	835,163
San Diego Gas & Electric Co., 5.35%, 04/01/2053	3,066,000	3,053,625
Southern Co. (The),
5.15%, 10/06/2025	608,000	605,336
5.70%, 10/15/2032	592,000	611,314
Southwestern Electric Power Co., 5.30%, 04/01/2033	1,154,000	1,142,537
Virginia Electric and Power Co., 5.00%, 04/01/2033	1,253,000	1,242,339
		35,577,676
Electrical Components & Equipment–0.06%
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/01/2032	1,284,000	1,233,808
Environmental & Facilities Services–0.06%
Republic Services, Inc.,
4.88%, 04/01/2029	421,000	419,713
5.00%, 04/01/2034	766,000	761,757
		1,181,470
Financial Exchanges & Data–0.55%
Cboe Global Markets, Inc., 3.00%, 03/16/2032	1,417,000	1,209,212
Intercontinental Exchange, Inc.,
4.00%, 09/15/2027	737,000	714,963
4.35%, 06/15/2029	567,000	551,836
4.60%, 03/15/2033	560,000	537,655
4.95%, 06/15/2052	767,000	736,566
5.20%, 06/15/2062	1,637,000	1,607,715
Moody’s Corp., 3.10%, 11/29/2061	1,244,000	800,882
Principal Amount		Value
Financial Exchanges & Data–(continued)
Nasdaq, Inc.,
5.35%, 06/28/2028	$979,000	$981,248
5.55%, 02/15/2034	1,459,000	1,472,743
5.95%, 08/15/2053	677,000	691,306
6.10%, 06/28/2063	1,369,000	1,383,425
		10,687,551
Gas Utilities–0.14%
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	1,936,000	1,932,150
Southwest Gas Corp., 5.45%, 03/23/2028	812,000	808,786
		2,740,936
Health Care Distributors–0.06%
McKesson Corp., 5.10%, 07/15/2033	1,225,000	1,229,807
Health Care Equipment–0.44%
Alcon Finance Corp. (Switzerland), 5.38%, 12/06/2032(b)	1,304,000	1,318,642
Becton, Dickinson and Co., 4.69%, 02/13/2028	920,000	910,305
Medtronic Global Holdings S.C.A.,
4.25%, 03/30/2028	3,266,000	3,195,526
4.50%, 03/30/2033	3,300,000	3,221,612
		8,646,085
Health Care Facilities–0.28%
HCA, Inc., 5.90%, 06/01/2053	2,909,000	2,861,162
UPMC,
5.04%, 05/15/2033	2,026,000	1,996,556
5.38%, 05/15/2043	672,000	657,275
		5,514,993
Health Care Services–0.60%
CVS Health Corp.,
5.00%, 01/30/2029	1,902,000	1,894,347
5.25%, 01/30/2031	578,000	578,318
5.30%, 06/01/2033	2,250,000	2,248,494
5.88%, 06/01/2053	1,069,000	1,085,177
6.00%, 06/01/2063	1,115,000	1,134,070
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	933,000	730,383
Series 2042, 2.72%, 01/01/2042	901,000	611,449
2.86%, 01/01/2052	1,029,000	653,366
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	2,748,000	1,628,685
Roche Holdings, Inc., 2.31%, 03/10/2027(b)	1,346,000	1,238,818
		11,803,107
Home Improvement Retail–0.42%
Lowe’s Cos., Inc.,
5.00%, 04/15/2033	1,173,000	1,162,263
5.15%, 07/01/2033	2,238,000	2,237,485
5.75%, 07/01/2053	674,000	685,897
5.80%, 09/15/2062	214,000	212,597
5.85%, 04/01/2063	3,906,000	3,924,850
		8,223,092
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Hotels, Resorts & Cruise Lines–0.28%
Expedia Group, Inc., 3.25%, 02/15/2030	$4,283,000	$3,770,901
Marriott International, Inc., 4.90%, 04/15/2029	1,761,000	1,727,996
		5,498,897
Industrial Conglomerates–0.36%
Honeywell International, Inc.,
4.25%, 01/15/2029	2,263,000	2,214,350
5.00%, 02/15/2033	2,386,000	2,426,399
4.50%, 01/15/2034	2,463,000	2,405,450
		7,046,199
Industrial Machinery & Supplies & Components–0.11%
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	2,243,000	2,202,906
Industrial REITs–0.64%
Prologis L.P.,
4.88%, 06/15/2028	1,939,000	1,930,538
4.63%, 01/15/2033	1,354,000	1,318,860
4.75%, 06/15/2033	3,282,000	3,191,872
5.13%, 01/15/2034	1,867,000	1,867,928
5.25%, 06/15/2053	4,275,000	4,224,871
		12,534,069
Insurance Brokers–0.04%
Marsh & McLennan Cos., Inc., 5.45%, 03/15/2053	783,000	795,716
Integrated Oil & Gas–0.39%
BP Capital Markets America, Inc.,
4.81%, 02/13/2033	2,912,000	2,865,986
4.89%, 09/11/2033	1,692,000	1,672,813
BP Capital Markets PLC (United Kingdom), 4.88%(d)(e)	1,170,000	1,091,493
Occidental Petroleum Corp., 4.63%, 06/15/2045	1,947,000	1,511,164
Shell International Finance B.V. (Netherlands), 2.88%, 11/26/2041	785,000	582,117
		7,723,573
Integrated Telecommunication Services–0.25%
AT&T, Inc.,
2.55%, 12/01/2033	1,194,000	923,032
5.40%, 02/15/2034	2,449,000	2,410,283
Verizon Communications, Inc., 2.36%, 03/15/2032	1,981,000	1,582,619
		4,915,934
Interactive Media & Services–0.30%
Meta Platforms, Inc.,
3.85%, 08/15/2032	794,000	739,197
4.45%, 08/15/2052	1,347,000	1,176,284
4.65%, 08/15/2062	1,060,000	938,415
5.75%, 05/15/2063	2,962,000	3,074,274
		5,928,170
Principal Amount		Value
Investment Banking & Brokerage–1.31%
Charles Schwab Corp. (The),
5.64%, 05/19/2029(d)	$2,581,000	$2,605,260
5.85%, 05/19/2034(d)	2,580,000	2,660,553
Series K, 5.00%(d)(e)	755,000	683,044
Goldman Sachs Group, Inc. (The),
5.70%, 11/01/2024	1,103,000	1,102,095
4.48%, 08/23/2028(d)	606,000	586,920
Morgan Stanley,
5.12%, 02/01/2029(d)	979,000	969,470
5.16%, 04/20/2029(d)	5,744,000	5,685,647
5.45%, 07/20/2029(d)	1,576,000	1,579,919
5.25%, 04/21/2034(d)	5,729,000	5,657,552
5.42%, 07/21/2034(d)	3,414,000	3,412,616
5.95%, 01/19/2038(d)	787,000	783,245
		25,726,321
Life & Health Insurance–1.93%
Delaware Life Global Funding,
Series 22-1, 3.31%, 03/10/2025(b)	3,826,000	3,587,487
Series 21-1, 2.66%, 06/29/2026(b)	10,423,000	9,340,154
F&G Annuities & Life, Inc., 7.40%, 01/13/2028(b)	1,794,000	1,802,878
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(f)	9,203,000	7,524,014
MetLife, Inc., 5.25%, 01/15/2054	2,580,000	2,517,525
Northwestern Mutual Global Funding, 4.35%, 09/15/2027(b)	1,249,000	1,217,882
Pacific Life Global Funding II, 6.38% (SOFR + 1.05%), 07/28/2026(b)(c)	8,142,000	8,142,163
Principal Financial Group, Inc.,
5.38%, 03/15/2033	1,597,000	1,596,930
5.50%, 03/15/2053	2,128,000	2,021,634
		37,750,667
Managed Health Care–0.71%
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	2,103,000	1,528,351
3.00%, 06/01/2051	2,191,000	1,520,125
UnitedHealth Group, Inc.,
5.00%, 10/15/2024	1,289,000	1,286,718
5.15%, 10/15/2025	901,000	902,886
5.25%, 02/15/2028	1,103,000	1,128,924
4.25%, 01/15/2029	1,272,000	1,241,565
5.30%, 02/15/2030	1,874,000	1,923,830
5.35%, 02/15/2033	1,612,000	1,671,086
4.50%, 04/15/2033	571,000	556,502
5.05%, 04/15/2053	1,224,000	1,204,823
5.20%, 04/15/2063	1,011,000	997,227
		13,962,037
Movies & Entertainment–0.12%
Warnermedia Holdings, Inc.,
5.05%, 03/15/2042	1,576,000	1,311,013
5.14%, 03/15/2052	1,262,000	1,026,483
		2,337,496
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Multi-line Insurance–0.23%
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	$2,610,000	$2,592,958
New York Life Global Funding, 4.55%, 01/28/2033(b)	1,972,000	1,894,196
		4,487,154
Multi-Utilities–0.42%
Ameren Illinois Co., 4.95%, 06/01/2033	1,493,000	1,482,722
Dominion Energy, Inc., 5.38%, 11/15/2032	2,570,000	2,576,057
NiSource, Inc.,
5.25%, 03/30/2028	560,000	561,321
5.40%, 06/30/2033	514,000	518,612
WEC Energy Group, Inc.,
5.00%, 09/27/2025	1,446,000	1,437,321
5.15%, 10/01/2027	795,000	795,201
4.75%, 01/15/2028	834,000	821,019
		8,192,253
Office REITs–0.95%
Boston Properties L.P.,
2.90%, 03/15/2030	806,000	658,863
3.25%, 01/30/2031	491,000	405,119
2.55%, 04/01/2032	980,000	746,926
2.45%, 10/01/2033	977,000	707,168
Office Properties Income Trust,
4.25%, 05/15/2024	2,222,000	2,094,722
4.50%, 02/01/2025	1,404,000	1,238,757
2.65%, 06/15/2026	297,000	221,151
2.40%, 02/01/2027	1,137,000	770,864
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	11,448,000	11,760,856
		18,604,426
Oil & Gas Exploration & Production–0.04%
Pioneer Natural Resources Co., 5.10%, 03/29/2026	808,000	805,548
Oil & Gas Refining & Marketing–0.11%
Phillips 66 Co., 5.30%, 06/30/2033	2,218,000	2,218,016
Oil & Gas Storage & Transportation–0.89%
Cheniere Energy Partners L.P., 5.95%, 06/30/2033(b)	1,819,000	1,842,902
Enbridge, Inc. (Canada), 5.70%, 03/08/2033	2,032,000	2,060,891
Energy Transfer L.P., 5.75%, 02/15/2033	796,000	806,628
Kinder Morgan, Inc.,
4.80%, 02/01/2033	804,000	762,808
5.20%, 06/01/2033	2,109,000	2,060,409
5.45%, 08/01/2052	1,538,000	1,422,125
MPLX L.P.,
5.00%, 03/01/2033	1,264,000	1,215,253
4.95%, 03/14/2052	1,070,000	909,963
ONEOK, Inc., 6.10%, 11/15/2032	594,000	607,077
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037(b)	943,000	955,628
Targa Resources Corp., 5.20%, 07/01/2027	695,000	690,446
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
TransCanada PipeLines Ltd. (Canada), 6.20%, 03/09/2026	$79,000	$79,126
Western Midstream Operating L.P., 6.15%, 04/01/2033	1,756,000	1,782,568
Williams Cos., Inc. (The), 5.65%, 03/15/2033	2,095,000	2,130,035
		17,325,859
Other Specialty Retail–0.04%
Tractor Supply Co., 5.25%, 05/15/2033	854,000	844,699
Packaged Foods & Meats–0.26%
Mars, Inc.,
4.55%, 04/20/2028(b)	2,887,000	2,839,931
4.65%, 04/20/2031(b)	1,458,000	1,440,270
McCormick & Co., Inc., 4.95%, 04/15/2033	724,000	711,522
		4,991,723
Paper & Plastic Packaging Products & Materials–0.07%
Berry Global, Inc., 1.65%, 01/15/2027	1,526,000	1,325,581
Passenger Airlines–0.47%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	1,863,680	1,617,711
Series 2021-1, Class A, 2.88%, 07/11/2034	712,622	595,304
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	637,544	625,090
4.75%, 10/20/2028(b)	1,469,520	1,423,480
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	665,762	663,295
Series 2019-2, Class AA, 2.70%, 05/01/2032	6,013	5,049
5.80%, 07/15/2037	4,114,000	4,198,190
		9,128,119
Personal Care Products–0.46%
Kenvue, Inc.,
5.05%, 03/22/2028(b)	1,110,000	1,120,295
5.00%, 03/22/2030(b)	2,073,000	2,093,278
4.90%, 03/22/2033(b)	2,425,000	2,443,114
5.10%, 03/22/2043(b)	1,078,000	1,082,284
5.05%, 03/22/2053(b)	1,233,000	1,240,791
5.20%, 03/22/2063(b)	1,047,000	1,057,436
		9,037,198
Pharmaceuticals–1.88%
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(b)	1,136,000	1,128,517
Eli Lilly and Co.,
4.70%, 02/27/2033	1,671,000	1,685,515
4.88%, 02/27/2053	1,610,000	1,630,113
4.95%, 02/27/2063	901,000	904,919
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	1,212,000	832,644
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Pharmaceuticals–(continued)
Merck & Co., Inc.,
4.05%, 05/17/2028	$2,430,000	$2,391,308
4.30%, 05/17/2030	5,687,000	5,559,532
4.90%, 05/17/2044	4,622,000	4,581,381
5.00%, 05/17/2053	1,249,000	1,253,971
5.15%, 05/17/2063	1,533,000	1,549,783
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 05/19/2026	5,146,000	5,085,235
4.45%, 05/19/2028	3,230,000	3,176,329
4.75%, 05/19/2033	2,518,000	2,502,321
5.30%, 05/19/2053	4,340,000	4,462,851
		36,744,419
Precious Metals & Minerals–0.06%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(b)	1,168,000	1,140,171
Property & Casualty Insurance–0.06%
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	1,171,000	1,222,672
Rail Transportation–0.61%
Burlington Northern Santa Fe LLC, 5.20%, 04/15/2054	3,026,000	3,043,091
CSX Corp., 4.50%, 11/15/2052	1,208,000	1,078,811
Norfolk Southern Corp.,
5.05%, 08/01/2030	2,656,000	2,649,201
5.35%, 08/01/2054	2,446,000	2,440,863
Union Pacific Corp.,
4.50%, 01/20/2033	1,375,000	1,346,007
5.15%, 01/20/2063	1,389,000	1,390,529
		11,948,502
Regional Banks–0.80%
Citizens Financial Group, Inc., 2.64%, 09/30/2032	1,300,000	963,340
M&T Bank Corp., 5.05%, 01/27/2034(d)	1,452,000	1,365,831
Morgan Stanley Bank N.A.,
5.48%, 07/16/2025	2,098,000	2,102,528
4.75%, 04/21/2026	1,490,000	1,472,382
Truist Financial Corp.,
6.05%, 06/08/2027(d)	2,633,000	2,639,366
4.87%, 01/26/2029(d)	1,565,000	1,514,045
4.92%, 07/28/2033(d)	1,885,000	1,726,797
6.12%, 10/28/2033(d)	1,053,000	1,080,493
5.87%, 06/08/2034(d)	2,823,000	2,849,437
		15,714,219
Restaurants–0.06%
McDonald’s Corp., 5.15%, 09/09/2052	1,226,000	1,215,126
Retail REITs–0.07%
Realty Income Corp.,
5.63%, 10/13/2032	699,000	710,642
2.85%, 12/15/2032	743,000	607,005
		1,317,647
Self-Storage REITs–0.35%
Extra Space Storage L.P., 5.70%, 04/01/2028	799,000	804,034
Principal Amount		Value
Self-Storage REITs–(continued)
Public Storage,
5.13%, 01/15/2029	$597,000	$600,575
5.10%, 08/01/2033	3,424,000	3,428,536
5.35%, 08/01/2053	2,051,000	2,051,694
		6,884,839
Semiconductors–0.32%
Broadcom, Inc.,
3.46%, 09/15/2026	1,607,000	1,523,744
3.14%, 11/15/2035(b)	1,180,000	906,063
Foundry JV Holdco LLC, 5.88%, 01/25/2034(b)	3,812,000	3,778,188
		6,207,995
Single-Family Residential REITs–0.75%
Invitation Homes Operating Partnership L.P.,
5.45%, 08/15/2030	7,526,000	7,433,355
5.50%, 08/15/2033	7,371,000	7,263,162
		14,696,517
Specialized Consumer Services–0.06%
Ashtead Capital, Inc. (United Kingdom), 5.55%, 05/30/2033(b)	1,140,000	1,109,802
Steel–0.14%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	2,567,000	2,655,393
Systems Software–0.43%
Oracle Corp.,
6.25%, 11/09/2032	3,382,000	3,577,872
4.90%, 02/06/2033	2,113,000	2,045,397
6.90%, 11/09/2052	1,436,000	1,610,189
5.55%, 02/06/2053	1,155,000	1,108,536
		8,341,994
Technology Hardware, Storage & Peripherals–0.10%
Apple, Inc., 2.55%, 08/20/2060	1,124,000	731,287
Leidos, Inc., 5.75%, 03/15/2033	1,271,000	1,273,376
		2,004,663
Telecom Tower REITs–0.14%
American Tower Corp., 3.38%, 10/15/2026	1,389,000	1,307,796
Crown Castle, Inc., 4.45%, 02/15/2026	1,389,000	1,355,815
		2,663,611
Tobacco–1.04%
B.A.T Capital Corp. (United Kingdom),
7.08%, 08/02/2043	1,399,000	1,411,703
7.08%, 08/02/2053	1,154,000	1,168,056
Philip Morris International, Inc.,
5.13%, 11/17/2027	1,105,000	1,108,323
4.88%, 02/15/2028	5,208,000	5,158,446
5.13%, 02/15/2030	5,771,000	5,737,267
5.38%, 02/15/2033	5,725,000	5,712,189
		20,295,984
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Transaction & Payment Processing Services–0.19%
Mastercard, Inc., 4.85%, 03/09/2033	$3,108,000	$3,165,720
PayPal Holdings, Inc., 5.05%, 06/01/2052	637,000	628,162
		3,793,882
Wireless Telecommunication Services–0.32%
T-Mobile USA, Inc.,
3.50%, 04/15/2025	1,389,000	1,342,681
5.05%, 07/15/2033	1,732,000	1,695,675
3.40%, 10/15/2052	1,457,000	1,024,240
5.65%, 01/15/2053	2,171,000	2,183,157
		6,245,753
Total U.S. Dollar Denominated Bonds & Notes (Cost $797,742,677)		781,166,488
U.S. Government Sponsored Agency Mortgage-Backed Securities–27.74%
Collateralized Mortgage Obligations–0.44%
Fannie Mae Interest STRIPS,
IO, 7.50%, 10/25/2023 to 11/25/2029(g)	11,750	1,024
6.50%, 04/25/2029 to 02/25/2033(g)(h)	1,026,276	150,185
7.00%, 04/25/2032(g)	620,958	117,733
6.00%, 06/25/2033 to 03/25/2036(g)(h)	669,825	105,629
5.50%, 09/25/2033 to 06/25/2035(g)(h)	1,169,142	183,998
Fannie Mae REMICs,
PO, 0.00%, 09/25/2023(i)	116	115
4.50%, 08/25/2025	4,794	4,724
5.50%, 12/25/2025 to 07/25/2046(g)	2,141,133	1,271,684
7.00%, 07/25/2026 to 04/25/2033(g)	431,819	60,225
4.00%, 08/25/2026 to 08/25/2047(g)	1,116,070	177,112
6.50%, 10/25/2028 to 10/25/2031	109,661	110,561
6.00%, 11/25/2028	55,306	55,360
7.50%, 12/25/2029	344,337	351,293
6.18% (30 Day Average SOFR + 1.11%), 07/25/2032(c)	50,174	50,890
5.58% (30 Day Average SOFR + 0.51%), 03/25/2033(c)	13,956	13,855
5.43% (30 Day Average SOFR + 0.36%), 08/25/2035(c)	40,442	39,932
5.19% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(c)	109,570	117,226
6.12% (30 Day Average SOFR + 1.05%), 06/25/2037(c)	70,022	70,449
5.00%, 04/25/2040	81,718	80,523
IO, 2.97% (8.15% - (30 Day Average SOFR + 0.11%)), 04/25/2027(c)(g)	39,179	1,648
3.00%, 11/25/2027(g)	817,174	30,990
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
1.92% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(c)(g)	$10,509	$529
4.65% (9.80% - (30 Day Average SOFR + 0.11%)), 03/17/2031(c)(g)	20	0
2.57% (7.75% - (30 Day Average SOFR + 0.11%)), 07/25/2031 to 02/25/2032(c)(g)	46,453	3,742
2.67% (7.85% - (30 Day Average SOFR + 0.11%)), 11/18/2031(c)(g)	40,248	3,069
2.72% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(c)(g)	100,529	8,077
2.07% (7.25% - (30 Day Average SOFR + 0.11%)), 01/25/2032(c)(g)	71,926	5,882
2.77% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032 to 07/25/2032(c)(g)	119,032	8,192
2.92% (8.10% - (30 Day Average SOFR + 0.11%)), 02/25/2032 to 03/25/2032(c)(g)	13,687	743
1.00% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(c)(g)	125,435	2,606
1.82% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 09/25/2032(c)(g)	323,211	22,189
2.82% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(c)(g)	239,596	23,257
2.82% (8.00% - (30 Day Average SOFR + 0.11%)), 12/18/2032(c)(g)	153,323	14,212
2.92% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(c)(g)	43,820	3,226
3.02% (8.20% - (30 Day Average SOFR + 0.11%)), 01/25/2033(c)(g)	222,310	20,608
3.07% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(c)(g)	154,236	19,362
2.37% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(c)(g)	169,393	16,017
1.52% (6.70% - (30 Day Average SOFR + 0.11%)), 02/25/2035 to 05/25/2035(c)(g)	364,673	24,250
1.57% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(c)(g)	65,513	3,843
1.42% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(c)(g)	232,020	11,276
3.50%, 08/25/2035(g)	3,542,969	422,379
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
0.92% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(c)(g)	$176,019	$12,233
1.40% (6.58% - (30 Day Average SOFR + 0.11%)), 06/25/2036(c)(g)	11,142	865
0.87% (6.05% - (30 Day Average SOFR + 0.11%)), 07/25/2038(c)(g)	73,108	1,471
1.37% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(c)(g)	329,002	22,624
0.97% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(c)(g)	811,523	77,621
0.72% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(c)(g)	5,672,286	370,272
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(h)	64,869,013	188,380
Series KC03, Class X1, IO, 0.63%, 11/25/2024(h)	40,309,934	328,578
Series K734, Class X1, IO, 0.65%, 02/25/2026(h)	32,599,033	401,128
Series K735, Class X1, IO, 1.10%, 05/25/2026(h)	33,513,312	705,660
Series K093, Class X1, IO, 0.95%, 05/25/2029(h)	27,538,839	1,195,469
Freddie Mac REMICs,
5.00%, 09/15/2023	618	616
6.24% (30 Day Average SOFR + 1.16%), 10/15/2023(c)	1,999	2,001
6.50%, 02/15/2028 to 06/15/2032	531,857	538,365
6.00%, 04/15/2029	32,740	32,771
6.09% (30 Day Average SOFR + 1.01%), 07/15/2031(c)	38,954	39,295
7.00%, 03/15/2032	140,667	145,871
3.50%, 05/15/2032	118,047	111,568
6.19% (30 Day Average SOFR + 1.11%), 06/15/2032(c)	167,245	169,685
5.71% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(c)	31,233	35,880
5.59% (30 Day Average SOFR + 0.51%), 09/15/2035(c)	79,569	78,097
IO, 2.46% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(c)(g)	115,712	4,734
3.00%, 06/15/2027 to 05/15/2040(g)	2,774,468	110,540
2.50%, 05/15/2028(g)	636,996	24,314
2.51% (7.70% - (30 Day Average SOFR + 0.11%)), 03/15/2029(c)(g)	14,759	349
2.91% (8.10% - (30 Day Average SOFR + 0.11%)), 09/15/2029(c)(g)	6,358	323
2.56% (7.75% - (30 Day Average SOFR + 0.11%)), 01/15/2032(c)(g)	91,444	5,818
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
1.86% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(c)(g)	$197,380	$10,770
1.51% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(c)(g)	205,676	8,963
1.56% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(c)(g)	142,945	6,641
1.53% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(c)(g)	750,119	41,440
1.46% (6.65% - (30 Day Average SOFR + 0.11%)), 07/15/2035(c)(g)	332,026	30,765
1.81% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(c)(g)	70,229	6,158
0.81% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(c)(g)	39,268	2,979
0.88% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(c)(g)	999,698	69,703
1.06% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(c)(g)	266,366	15,739
0.91% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(c)(g)	894,504	79,600
4.00%, 03/15/2045(g)	299,811	14,927
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(g)	53,846	4,372
3.00%, 12/15/2027(g)	1,052,302	49,994
3.27%, 12/15/2027(h)	273,689	11,517
6.50%, 02/01/2028(g)	5,472	516
7.50%, 12/15/2029(g)	17,618	2,470
6.00%, 12/15/2032(g)	56,301	6,854
PO, 0.00%, 06/01/2026(i)	5,077	4,781
		8,581,332
Federal Home Loan Mortgage Corp. (FHLMC)–0.42%
6.00%, 07/01/2024 to 11/01/2037	51,324	52,418
9.00%, 01/01/2025 to 05/01/2025	460	463
6.50%, 07/01/2028 to 04/01/2034	61,851	63,199
7.00%, 10/01/2031 to 10/01/2037	577,142	597,182
5.50%, 09/01/2039 to 06/01/2053	7,465,915	7,431,681
		8,144,943
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Federal National Mortgage Association (FNMA)–0.50%
6.50%, 12/01/2029 to 11/01/2031	$393,644	$401,931
7.50%, 01/01/2033 to 08/01/2033	435,436	444,669
7.00%, 04/01/2033 to 04/01/2034	243,050	247,583
5.50%, 02/01/2035 to 05/01/2036	342,500	349,881
4.00%, 05/01/2052	8,872,004	8,361,359
		9,805,423
Government National Mortgage Association (GNMA)–6.62%
ARM, 2.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2025 to 07/20/2027(c)	830	812
IO, 2.16% (7.50% - (1 mo. Term SOFR + 0.11%)), 02/16/2032(c)(g)	7,698	1
1.21% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(c)(g)	524,433	31,459
1.31% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(c)(g)	1,499,680	73,485
4.50%, 09/16/2047(g)	2,517,342	394,187
0.86% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(c)(g)	2,143,732	159,686
TBA, 2.50%, 08/01/2053(j)	69,445,000	59,881,392
4.50%, 08/01/2053(j)	39,787,000	38,274,783
5.50%, 08/01/2053(j)	30,947,000	30,756,000
		129,571,805
Uniform Mortgage-Backed Securities–19.76%
TBA, 2.50%, 08/01/2053(j)	80,000,000	67,423,437
3.00%, 08/01/2053(j)	80,000,000	70,009,374
3.50%, 08/01/2053(j)	43,000,000	38,964,551
4.00%, 08/01/2053(j)	16,410,000	15,320,914
4.50%, 08/01/2053(j)	56,409,000	54,009,414
5.00%, 08/01/2053(j)	83,579,000	81,649,501
5.50%, 08/01/2053(j)	59,800,000	59,388,876
		386,766,067
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $546,332,923)		542,869,570

Asset-Backed Securities–18.75%
Alternative Loan Trust,
Series 2005-21CB, Class A7, 5.50%, 06/25/2035	526,952	410,077
Series 2005-29CB, Class A4, 5.00%, 07/25/2035	241,947	144,536
AmeriCredit Automobile Receivables Trust,
Series 2019-2, Class C, 2.74%, 04/18/2025	353,367	352,176
Series 2019-2, Class D, 2.99%, 06/18/2025	4,570,000	4,510,008
Series 2019-3, Class D, 2.58%, 09/18/2025	2,285,000	2,233,761
Principal Amount		Value

AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	$4,415,000	$3,878,875
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(k)	467,345	437,723
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(k)	1,517,356	1,383,037
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(k)	948,055	777,849
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(k)	2,422,939	2,012,162
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(l)	4,396,426	3,893,257
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	6,614,000	6,152,123
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	1,463,000	1,429,854
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	5,238,000	5,166,464
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 6.79% (3 mo. Term SOFR + 1.44%), 07/25/2034(b)(c)	7,338,000	7,286,296
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	164,238	134,587
Series 2007-C, Class 1A4, 3.97%, 05/20/2036(k)	62,275	55,903
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	187,642	151,734
Bank, Series 2019-BNK16, Class XA, IO, 0.94%, 02/15/2052(h)	23,562,469	908,910
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(k)	3,598,003	3,020,814
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(k)	3,598,839	2,905,008
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(k)	3,364,787	2,895,042
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(k)	3,803,117	3,193,024
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(k)	4,639,968	3,745,415
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(c)	137,560	131,642
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(c)	329,963	319,311
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.54%, 01/15/2051(h)	25,275,100	479,711
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(k)	809,346	755,964
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 6.19% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(c)	$2,220,000	$2,178,803
Series 2021-VOLT, Class A, 6.04% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(c)	4,080,000	3,977,201
Series 2021-VOLT, Class B, 6.29% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(c)	3,595,000	3,483,000
BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(b)	1,625,000	1,560,584
Series 2022-LBA6, Class A, 6.22% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(c)	3,670,000	3,602,859
Series 2022-LBA6, Class B, 6.52% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(c)	2,265,000	2,217,375
Series 2022-LBA6, Class C, 6.82% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(c)	1,215,000	1,180,757
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	7,031,000	7,076,398
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.87%, 11/13/2050(h)	10,035,096	243,596
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 6.57% (3 mo. Term SOFR + 1.24%), 04/20/2031(b)(c)	3,687,000	3,675,876
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(k)	70,887	65,637
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.95%, 01/25/2036(k)	380,085	336,408
CIFC Funding Ltd. (Cayman Islands),
Series 2014-5A, Class A1R2, 6.77% (3 mo. Term SOFR + 1.46%), 10/17/2031(b)(c)	1,497,000	1,495,305
Series 2016-1A, Class ARR, 6.68% (3 mo. Term SOFR + 1.34%), 10/21/2031(b)(c)	1,538,000	1,528,689
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 0.87%, 11/10/2046(h)	7,575,407	76
Series 2014-GC21, Class AA, 3.48%, 05/10/2047	195,506	194,039
Series 2017-C4, Class XA, IO, 1.03%, 10/12/2050(h)	25,815,026	783,628
Citigroup Mortgage Loan Trust,
Series 2006-AR1, Class 1A1, 7.11% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(c)	625,644	611,092
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(k)	3,617,188	2,919,820
Principal Amount		Value

COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(k)	$45,837	$45,533
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(k)	1,862,657	1,557,502
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(k)	2,646,293	2,272,278
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(l)	2,574,914	2,291,398
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(k)	3,558,968	3,285,832
COMM Mortgage Trust,
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	246,247	241,112
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	2,865,000	2,767,394
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	5,720,000	5,271,856
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(k)	611,801	516,519
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(k)	838,724	703,904
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(k)	3,403,684	3,133,355
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(k)	1,890,000	1,659,051
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(k)	3,640,446	3,489,192
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	10,613,000	8,821,147
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	581,112	302,140
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 6.65% (3 mo. Term SOFR + 1.34%), 01/15/2034(b)(c)	1,078,634	1,072,860
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(k)	188,749	180,782
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(k)	285,720	239,275
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(k)	2,520,487	2,097,167
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)(l)	3,361,878	3,253,268
Extended Stay America Trust, Series 2021-ESH, Class B, 6.72% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(c)	1,662,225	1,631,184
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 5.50% (1 mo. Term SOFR + 0.76%), 11/25/2035(c)	354,989	155,312
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(k)	5,735,357	4,923,565
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(k)	1,231,837	1,055,796
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

FREMF Mortgage Trust,
Series 2015-K44, Class B, 3.72%, 01/25/2048(b)(k)	$1,175,000	$1,129,666
Series 2017-K62, Class B, 3.88%, 01/25/2050(b)(k)	1,040,000	973,067
Series 2017-K724, Class B, 5.26%, 12/25/2049(b)(k)	780,000	771,869
GoldenTree Loan Management US CLO 1 Ltd., Series 2021-9A, Class A, 6.66% (3 mo. Term SOFR + 1.33%), 01/20/2033(b)(c)	1,712,000	1,703,873
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 6.66% (3 mo. Term SOFR + 1.33%), 10/20/2032(b)(c)	2,190,000	2,183,327
Golub Capital Partners CLO 40(A) Ltd., Series 2019-40A, Class AR, 6.70% (3 mo. Term SOFR + 1.35%), 01/25/2032(b)(c)	5,264,000	5,207,459
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class A, 5.95% (1 mo. Term SOFR + 0.73%), 08/15/2036(b)(c)	1,615,000	1,608,036
GS Mortgage Securities Trust,
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	974,215	966,025
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	58,773	58,601
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	3,780,000	3,137,829
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(k)	3,012,075	2,591,304
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.75%, 07/25/2035(k)	61,668	57,951
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	1,322,000	1,158,896
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	705,000	619,245
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/2025(b)	432,000	406,147
IP Lending VII Ltd., Series 2022-7A, Class SNR, 8.00%, 10/11/2027(b)(f)	5,493,000	5,493,000
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C16, Class AS, 4.52%, 12/15/2046	3,490,000	3,461,030
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	850,614	805,053
Series 2014-C20, Class AS, 4.04%, 07/15/2047	3,950,000	3,821,152
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 4.07%, 07/25/2035(k)	204,203	200,855
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(k)	4,266,147	3,476,496
Principal Amount		Value

JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class AS, 4.07%, 11/15/2047	$6,036,000	$5,772,137
Series 2015-C27, Class XA, IO, 1.14%, 02/15/2048(h)	31,127,052	385,630
Series 2015-C28, Class AS, 3.53%, 10/15/2048	3,400,000	3,195,203
KKR CLO 30 Ltd., Series 30A, Class A1R, 6.59% (3 mo. Term SOFR + 1.28%), 10/17/2031(b)(c)	3,771,000	3,752,582
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(k)	5,645	264
Life Mortgage Trust,
Series 2021-BMR, Class A, 6.04% (1 mo. Term SOFR + 0.81%), 03/15/2038(b)(c)	2,255,916	2,212,842
Series 2021-BMR, Class B, 6.22% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(c)	3,671,394	3,588,184
Series 2021-BMR, Class C, 6.44% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(c)	1,543,263	1,500,894
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 6.73% (3 mo. Term SOFR + 1.41%), 04/19/2033(b)(c)	10,755,000	10,734,404
Med Trust, Series 2021-MDLN, Class A, 6.29% (1 mo. Term SOFR + 1.06%), 11/15/2038(b)(c)	2,647,295	2,586,801
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(k)	2,337,443	2,009,815
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(k)	2,291,331	1,966,446
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(k)	3,043,458	2,564,506
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 6.04% (1 mo. Term SOFR + 0.81%), 07/15/2038(b)(c)	1,945,000	1,909,059
Series 2021-STOR, Class B, 6.24% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(c)	1,460,000	1,426,066
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	1,197,401	1,167,148
Series 2014-C19, Class AS, 3.83%, 12/15/2047	5,035,000	4,790,723
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(h)	10,612,580	325,526
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 6.60% (3 mo. Term SOFR + 1.28%), 04/19/2030(b)(c)	4,769,670	4,763,222
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 6.63% (3 mo. Term SOFR + 1.32%), 04/16/2033(b)(c)	$3,402,000	$3,388,460
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(k)	2,419,199	2,158,205
OBX Trust,
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(k)	3,139,961	2,642,390
Series 2022-NQM2, Class A1, 2.95%, 01/25/2062(b)(k)	3,701,843	3,314,859
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(b)(l)	2,352,661	2,137,123
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(l)	2,305,000	1,962,017
Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(b)(l)	4,840,780	4,820,260
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(k)	2,634,092	2,271,195
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 6.53% (3 mo. Term SOFR + 1.22%), 07/15/2030(b)(c)	3,144,484	3,131,321
Series 2020-8RA, Class A1, 6.79% (3 mo. Term SOFR + 1.48%), 01/17/2032(b)(c)	6,027,000	5,996,184
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class AR, 6.64% (3 mo. Term SOFR + 1.31%), 07/20/2030(b)(c)	4,805,801	4,790,413
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 6.79% (3 mo. Term SOFR + 1.48%), 01/15/2033(b)(c)	5,507,000	5,493,827
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 6.85% (3 mo. Term SOFR + 1.52%), 01/20/2033(b)(c)	5,076,061	5,074,553
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(k)	3,672,346	2,967,414
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	2,400,957	2,048,917
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	3,203,663	3,054,545
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 6.42% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(c)	3,852,339	3,842,261
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	44,760	33,727
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	244,786	192,554
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(k)	379,848	361,143
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	2,005,856	1,897,745
Principal Amount		Value

Santander Drive Auto Receivables Trust,
Series 2019-2, Class D, 3.22%, 07/15/2025	$303,725	$303,119
Series 2019-3, Class D, 2.68%, 10/15/2025	57,229	57,147
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(k)	4,262,169	3,773,475
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(k)	1,797,960	1,574,734
Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	1,825,900	1,480,459
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	1,786,633	1,336,516
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(k)	1,760,714	1,518,017
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(k)	122,263	113,648
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(k)	4,520,501	3,689,803
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(k)	3,291,316	2,795,277
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 6.86% (3 mo. Term SOFR + 1.55%), 04/18/2033(b)(c)	3,000,000	3,000,687
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	4,231,200	3,636,223
TICP CLO XV Ltd., Series 2020-15A, Class A, 6.87% (3 mo. Term SOFR + 1.54%), 04/20/2033(b)(c)	4,685,000	4,686,143
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	4,123,489	3,465,968
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.07%, 11/15/2050(h)	15,598,443	446,970
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(l)	741,931	717,967
Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(l)	934,923	897,522
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(k)	118,447	115,825
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(k)	810,517	690,418
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(k)	3,556,631	3,041,390
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(k)	1,125,255	1,008,655
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(l)	2,461,294	2,169,853
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)(l)	3,790,286	3,489,893
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)(l)	1,264,049	1,223,594
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)(l)	1,832,033	1,838,379
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	$781,060	$694,468
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 4.23%, 10/25/2033(k)	187,046	177,876
Series 2005-AR14, Class 1A4, 3.90%, 12/25/2035(k)	275,987	253,415
Series 2005-AR16, Class 1A1, 3.87%, 12/25/2035(k)	287,360	263,978
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	795,492	785,245
Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(h)	17,723,104	536,361
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	800,731	751,217
Series 2014-C20, Class AS, 4.18%, 05/15/2047	1,693,000	1,642,857
Series 2014-C25, Class AS, 3.98%, 11/15/2047	5,225,000	4,979,385
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(k)	2,174,838	2,136,032
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	5,737,900	4,777,347
Total Asset-Backed Securities (Cost $401,919,720)		366,995,137
U.S. Treasury Securities–14.14%
U.S. Treasury Bonds–3.28%
3.88%, 05/15/2043	26,081,200	24,936,073
3.63%, 02/15/2053	42,050,400	39,231,709
		64,167,782
U.S. Treasury Notes–10.86%
4.63%, 06/30/2025	2,471,400	2,457,885
4.75%, 07/31/2025	104,705,900	104,480,992
4.50%, 07/15/2026	58,879,400	58,867,900
4.13%, 07/31/2028	10,686,800	10,668,429
3.75%, 06/30/2030	1,267,700	1,242,940
4.00%, 07/31/2030	891,600	888,187
3.38%, 05/15/2033	35,537,500	33,902,220
		212,508,553
Total U.S. Treasury Securities (Cost $277,827,458)		276,676,335

Agency Credit Risk Transfer Notes–0.59%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 7.17% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(c)	3,486,095	3,510,387
Series 2022-R04, Class 1M1, 7.07% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(c)	1,802,788	1,815,924
Series 2023-R02, Class 1M1, 7.37% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(c)	1,320,677	1,341,172
Principal Amount		Value

Freddie Mac,
Series 2014-DN3, Class M3, STACR®, 9.18% (30 Day Average SOFR + 4.11%), 08/25/2024(c)	$481,425	$486,764
Series 2022-DNA3, Class M1A, STACR®, 7.07% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(c)	2,541,765	2,551,559
Series 2022-DNA6, Class M1, STACR®, 7.22% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(c)	829,757	834,338
Series 2023-DNA1, Class M1, STACR®, 7.17% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(c)	1,091,328	1,104,372
Total Agency Credit Risk Transfer Notes (Cost $11,560,632)		11,644,516

Municipal Obligations–0.44%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037	1,370,000	1,243,385
Series 2022, RB, 4.35%, 06/01/2041	995,000	894,987
California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052	1,725,000	1,159,072
Series 2021 B, Ref. RB, 2.94%, 11/01/2052	2,585,000	1,760,007
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	4,965,000	3,573,721
Total Municipal Obligations (Cost $11,640,000)		8,631,172
Shares
Common Stocks & Other Equity Interests–0.00%
Agricultural Products & Services–0.00%
Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032 (Cost $0)(f)(m)	28	0
Money Market Funds–23.76%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(n)(o)	163,470,871	163,470,871
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(n)(o)	114,640,846	114,652,310
Invesco Treasury Portfolio, Institutional Class, 5.18%(n)(o)	186,823,853	186,823,853
Total Money Market Funds (Cost $464,946,547)		464,947,034
TOTAL INVESTMENTS IN SECURITIES–125.33% (Cost $2,511,969,957)		2,452,930,252
OTHER ASSETS LESS LIABILITIES—(25.33)%		(495,752,554)
NET ASSETS–100.00%		$1,957,177,698
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $440,505,249, which represented 22.51% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2023.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(h)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2023.
(i)	Zero coupon bond issued at a discount.
(j)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(k)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2023.
(l)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Non-income producing security.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$42,417,738	$361,650,534	$(240,597,401)	$-	$-	$163,470,871	$3,819,578
Invesco Liquid Assets Portfolio, Institutional Class	28,202,765	258,321,810	(171,855,286)	(9,456)	(7,523)	114,652,310	2,722,636
Invesco Treasury Portfolio, Institutional Class	48,477,414	413,314,897	(274,968,458)	-	-	186,823,853	4,354,736
Total	$119,097,917	$1,033,287,241	$(687,421,145)	$(9,456)	$(7,523)	$464,947,034	$10,896,950

(o)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	794	September-2023	$84,815,329	$(771,929)	$(771,929)
U.S. Treasury 10 Year Notes	1,499	September-2023	166,997,969	(3,458,372)	(3,458,372)
U.S. Treasury Long Bonds	413	September-2023	51,392,687	(926,023)	(926,023)
U.S. Treasury Ultra Bonds	358	September-2023	47,334,313	(1,196,097)	(1,196,097)
Subtotal—Long Futures Contracts				(6,352,421)	(6,352,421)
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	54	September-2023	$(10,963,688)	$169,210	$169,210
U.S. Treasury 10 Year Ultra Notes	1,363	September-2023	(159,449,703)	3,066,185	3,066,185
Subtotal—Short Futures Contracts				3,235,395	3,235,395
Total Futures Contracts				$(3,117,026)	$(3,117,026)

(a)	Futures contracts collateralized by $10,335,696 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$773,642,474	$7,524,014	$781,166,488
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	542,869,570	—	542,869,570
Asset-Backed Securities	—	361,502,137	5,493,000	366,995,137
U.S. Treasury Securities	—	276,676,335	—	276,676,335
Agency Credit Risk Transfer Notes	—	11,644,516	—	11,644,516
Municipal Obligations	—	8,631,172	—	8,631,172
Common Stocks & Other Equity Interests	—	—	0	0
Money Market Funds	464,947,034	—	—	464,947,034
Total Investments in Securities	464,947,034	1,974,966,204	13,017,014	2,452,930,252
Other Investments - Assets*
Futures Contracts	3,235,395	—	—	3,235,395
Other Investments - Liabilities*
Futures Contracts	(6,352,421)	—	—	(6,352,421)
Total Other Investments	(3,117,026)	—	—	(3,117,026)
Total Investments	$461,830,008	$1,974,966,204	$13,017,014	$2,449,813,226

*	Unrealized appreciation (depreciation).
Invesco Core Bond Fund